Fair Value Measurements - Schedule of Private Warrants (Details) - USD ($)	3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Warrant Liability [Roll Forward]
Beginning balance			$ 22,234		$ 22,234	$ 0	$ 0
Change in fair value	$ 80,043			$ (8,805)	3,581,122	$ (199,624)	(187,173)	$ 0
Ending balance	105,834				105,834		22,234	$ 0
Private Warrants
Warrant Liability [Roll Forward]
Beginning balance	$ 25,791	$ 8,982	22,234		$ 22,234
Change in fair value		16,809	(13,252)
Ending balance		$ 25,791	$ 8,982				$ 22,234